REAL ESTATE OWNED (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Activity in real estate owned
Beginning of year	$ 3,378,958	$ 4,168,356
Additions	3,275,321	542,273
Sales	(1,992,132)	(1,475,565)
Additions to valuation allowance, net	144,100	63,302	990,570
Recovery from sale in valuation allowance	85,540	207,196	653,788
End of period	4,603,587	3,378,958	4,168,356
Activity in the valuation allowance
Beginning of year	1,524,308	1,668,202	1,331,420
Additions to valuation allowance, net	(144,100)	(63,302)	(990,570)
Recovery from sale	(85,540)	(207,196)	(653,788)
End of period	1,582,868	1,524,308	1,668,202
Expenses related to foreclosed assets
Net loss (gain) on sales	(146,413)	(43,213)	179,873
Additions to valuation allowance, net	144,100	63,302	990,570
Operating expenses (receipts), net of rental income	226,450	203,503	745,194
Repossession expenses, net	370,550	266,805	1,735,764
End of year	$ 224,137	$ 223,592	$ 1,915,637